Equity Offering and Sale of Series A Preferred Units - Schedule of Equity Offerings (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jan. 10, 2017	Jan. 31, 2017	Jun. 30, 2017
Equity [Abstract]
Gross proceeds received	$ 54,900	$ 56,125	$ 54,879
Less: Underwriters' discount		925
Less: Offering expenses		321
Net proceeds received	$ 54,900	$ 54,879